Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Stock Options Available for Grant and Outstanding Options Activity

The following table summarises the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Equity Incentive Plan at 31 March 2013, 2012 and 2011:

Shares Available for Grant
Balance at 31 March 2011	26,588,283

Granted	(1,303,209)
Forfeited	-
Forfeitures available for re-grant	410,914

Balance at 31 March 2012	25,695,988

Granted	(1,415,605)
Forfeited	-
Forfeitures available for re-grant	223,400

Balance at 31 March 2013	24,503,783

Stock Options

There were no stock options granted during the years ended 31 March 2013, 2012 and 2011. The following table summarises the Company’s stock options activity during the noted period:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2011	11,355,295	7.40

Exercised	(1,682,841)	6.25
Forfeited	(587,314)	7.76
Forfeitures available for re-grant	–

Balance at 31 March 2012	9,085,140	7.59

Exercised	(3,622,106)	7.01
Forfeited	(306,898)	8.56
Forfeitures available for re-grant	–

Balance at 31 March 2013	5,156,136	7.94

Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan

The following table summarises outstanding and exercisable options under both the 2001 Equity Incentive Plan and the LTIP as of 31 March 2013:

Options Outstanding and Exercisable
Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
285,750	1.7	5.99	1,148,715
93,000	1.9	6.30	345,030
624,254	4.7	6.38	2,266,042
298,000	0.7	7.05	882,080
932,502	4.4	7.83	2,032,854
1,515,530	3.6	8.40	2,440,003
1,392,100	2.7	8.90	1,545,231
15,000	2.9	9.50	7,650

5,156,136	3.3	7.94	10,667,605

Restricted Stock Activity

The following table summarises the Company’s restricted stock activity during the noted period:

	Shares	Weighted Average Fair Value at Grant Date (US$)
Non-vested at 31 March 2011	5,112,095	4.52

Granted	1,303,209	4.92
Vested	(2,527,601)	3.13
Forfeited	(210,192)	5.35

Non-vested at 31 March 2012	3,677,511	5.57

Granted	1,415,605	8.41
Vested	(846,415)	7.13
Forfeited	(242,333)	5.96

Non-vested at 31 March 2013	4,004,368	6.13

Assumptions Used for Restricted Stock Grants

The following table includes the assumptions used for restricted stock grants (market condition) valued during the years ended 31 March 2013 and 2012:

Date of grant	14 Sep 2012	15 Sep 2011
Dividend yield (per annum)	1.5%	2.0%
Expected volatility	52.2%	51.9%
Risk free interest rate	0.7%	1.0%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	8.95	5.64
Number of restricted stock units	432,654	954,705